Commitments - Summary of Minimum Payments Required Under Other Contractual Commitments for Business Service Agreements (Detail) - Business Service Agreements $ in Thousands	Jun. 30, 2022 USD ($)
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	$ 1,172
2023
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	1,058
2024
Disclosure Of Other Contractual Commitments Minimum Payments Required [line Items]
Maturity analysis of contractual commitments	$ 114